Share-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation

Note 8. Share-Based Compensation Plans

The Company has granted stock option awards to certain employees and non-employee directors under the Amended and Restated 2015 Stock Option and Incentive Plan (the 2015 Plan). Each award granted prior to the consummation of the IPO included a performance condition that required the completion of an initial public offering by the Company and a required vesting period of one to four years commencing upon achievement of the performance condition. As the IPO was consummated in July 2016, the Company began recording compensation expense in July 2016 for the requisite service period from the grant date through the IPO date with the balance of the share-based compensation to be expensed over the remaining vesting period. Total share-based compensation expense recognized during the three months ended March 31, 2017 was $1.7 million, of which $0.2 million is included in cost of goods sold and the remaining $1.5 million is included in general and administrative expenses. The amount related to restricted stock units was $0.5 million while $1.2 million related to stock options. No share-based compensation costs were capitalized during the three months ended March 31, 2017 and 2016.

As of March 31, 2017, the unamortized cost of the outstanding restricted stock units was $2.3 million, which the Company expects to recognize in the consolidated financial statements over a weighted-average period of approximately 1.7 years. The total unrecognized cost related to non-vested stock option awards was $6.0 million as of March 31, 2017. The Company expects to recognize such costs in the consolidated financial statements over a weighted-average period of approximately 2.0 years.

The following table summarizes the activity of the stock options and restricted stock units (RSU) under the Company’s incentive plans:

		Stock Options			RSUs
	Shares Available for Grant	Shares	Weighted- Average Exercise Price	Options Exercisable	Units	Weighted- Average Grant Date Fair Value
Balance as of December 31, 2016	3,587,692	3,331,418	$12.72	25,828	636,120	$10.90
Increase in shares authorized	1,349,475	—	—		—	—
Forfeited/cancelled	21,600	(21,600)	16.53		—	—

Balance as of March 31, 2017	4,958,767	3,309,818	12.70	25,828	636,120	10.90

The following table summarizes the outstanding and exercisable stock option awards as of March 31, 2017:

	Options Outstanding			Options Exercisable
Range of Exercise Prices:	Shares	Weighted- Average Remaining Contractual Life (in years)	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price
$8.49	25,828	2.8	$8.49	25,828	$8.49
$10.87	2,278,800	8.2	10.87	—	—
$11.00 - $14.31	79,200	9.3	12.50	—	—
$16.53	583,200	8.7	16.53	—	—
$17.68 - $18.70	342,790	9.2	18.68	—	—

$8.49 to $18.70	3,309,818	8.4	12.70	25,828	8.49

Note 12. Share-Based Compensation

The Company has granted awards of stock options and restricted stock units (RSUs) in 2016 and 2015 to certain employees and non-employee directors under the Amended and Restated 2015 Stock Option and Incentive Plan. Each award granted prior to the consummation of the Company’s IPO included a performance condition that required the completion of an initial public offering by the Company and a required vesting period of one to four years commencing upon achievement of the performance condition. As the IPO was consummated in July 2016, the Company began recording compensation expense in July 2016 for the requisite service period from the grant date through the IPO date with the balance of the share-based compensation to be expensed over the remaining vesting period. No share-based compensation awards were granted in 2014.

Total share-based compensation expense recognized during the year ended December 31, 2016 was $9.9 million. Upon completion of the IPO and the achievement of the performance condition, the Company was required to record share-based compensation expense for the requisite service period from the grant date which included approximately $3.6 million related to the portion of the service period from the grant date through December 31, 2015. Of the $9.9 million expense, $1.5 million is included in cost of goods sold and the remaining $8.4 million included in general and administrative expenses. The amount recorded related to RSUs was $3.5 million while $6.4 million related to stock options. No share-based compensation expense was recorded during the years ended December 31, 2015 or 2014 and no share-based compensation costs were capitalized during 2016, 2015 or 2014.

The summary of activity for the Company’s incentive plans is as follows:

		Stock Options			RSUs
	Shares Available for Grant	Shares	Weighted- Average Exercise Price	Options Exercisable	Shares	Weighted- Average Grant Date Fair Value
Balance as of December 31, 2013	1,550,990	35,703	$8.49	34,560	—	$—
Granted	—	—	—		—	—
Exercised	—	—	—		—	—
Forfeited/cancelled (1)	(518,040)	—	—		—	—

Balance as of December 31, 2014	1,032,950	35,703	8.49	35,703	—	—
Increase in shares authorized	6,317,031	—	—		—	—
Granted	(4,001,040)	3,269,160	11.92		731,880	10.89
Exercised/vested	—	—	—		—	—
Forfeited/cancelled	43,200	(43,200)	10.87		—	—

Balance as of December 31, 2015	3,392,141	3,261,663	11.90	35,703	731,880	10.89
Increase in shares authorized	169,546	—	—		—	—
Granted	(493,990)	493,990	17.37		—	—
Exercised/vested	—	—	—		—	—
Forfeited/cancelled	519,995	(424,235)	11.78		(95,760)	10.87

Balance as of December 31, 2016	3,587,692	3,331,418	12.72	25,828	636,120	10.90

(1)	Relates to shares previously available under the 2004 Long-Term Incentive Plan, which expired in September 2014.

The following table summarizes the outstanding and exercisable stock option awards as of December 31, 2016:

	Options Outstanding			Options Exercisable
Range of Exercise Prices:	Shares	Weighted- Average Remaining Contractual Life (in years)	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price
$8.49	25,828	3.0	$8.49	25,828	$8.49
$10.87	2,278,800	8.4	10.87	—	—
$11.00 to $14.31	79,200	9.6	12.50	—	—
$16.53	604,800	9.0	16.53	—	—
$17.68 to $18.70	342,790	9.4	18.68	—	—

$8.49 to $18.70	3,331,418	8.6	12.72	25,828	8.49

The following table contains additional information pertaining to stock options for the years ended December 31 (in thousands):

	2016	2015	2014
Total intrinsic value of stock options outstanding	$12,251	$34,388	$330
Total intrinsic value of stock options exercisable	195	498	330
Fair value of stock options vested	—	—	10

As of December 31, 2016, the unamortized cost of the outstanding RSUs was $2.8 million, which the Company expects to recognize in the consolidated financial statements over a weighted-average period of approximately 1.8 years. The total unrecognized cost related to non-vested stock option awards was $7.3 million as of December 31, 2016. The Company expects to recognize such costs in the consolidated financial statements over a weighted-average period of approximately 2.1 years. As of December 31, 2015, there were no unrecognized costs related to unvested stock options granted prior to 2015.

The fair value of the stock options granted during the years ended December 31 were calculated using the Black-Scholes option pricing model with the following assumptions:

	2016	2015
Weighted-average fair value	$5.14	$5.02
Expected volatility	45.2%	42.7%
Expected life	6.3 years	6.3 years
Risk-free interest rate	0.9%	0.7%
Dividend yield	0.0%	0.0%